INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 26,890,000	$ 21,770,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	898,610	802,765
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	26,560,000	20,730,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,835,000	1,440,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	0
Expire In 2023
Deferred Tax Assets, Tax Credit Carryforwards, Research	305,000	236,000
Expire In 2029
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 661,532	$ 616,217